UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.,  Hauppauge, NY    11788

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period: 12/31/07

Item 1.  Reports to Stockholders.

Changing Parameters Portfolio

Annual Report

December 31, 2007

Investor Information: 1-866-618-3456

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.  Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Changing Parameters Portfolio.  Such offering is made only by prospectus, which includes details as to offering price and other material information.

Changing Parameters Portfolio

Shareholders’ Letter

The Changing Parameters Portfolio (the "Portfolio"), a series of Northern Lights Variable Trust, began trading on October 2 , 2007.  The strategy of the Portfolio is to enter the market when our proprietary models indicate a suitable uptrend in the equity and/or bond markets.  When the models no longer indicate an uptrend, the Fund seeks to be defensive and move into money market instruments.

Our Portfolio invests in both equity indexes and US long-term Treasury bond related instruments (USTI).  Our technical proprietary rule-based models tell us when to be invested in the equity markets and/or the USTI market, and when to be invested in money market instruments.  Approximately 50% of our market exposure is allocated to USTI investments, approximately 30% to investments related to the NASDAQ 100 Index and approximately 20% to investments related to the Russell 2000 Index.  In unsettled markets, some or all funds will be moved to money market instruments.

The Portfolio's results since inception have been positive.  The Portfolio's opening price was $10.00 a share, and as of the end of December, it was $10.11.  This resulted in a positive return for the period since inception of approximately 1.10%.  A composite index representing the bond and equity markets had a return for the same period of 0. 83%.  Equity market trading models successfully keep funds in money market instruments during most market declines and in equity funds during most up periods.  Bond market models had more mixed results.  While these models kept us out of periods of market declines, the models did not always achieve the goal of being in the market during periods of growth.  Adjustments have been made that should improve this situation going forward.

We believe our models have substantially fulfilled our objective of preserving capital while avoiding significant losses during this period.  What market conditions will be in the future are difficult to forecast.  Our trading models are designed to react to changing market conditions and to guide us to either be invested in the appropriate bond and/or equity markets or to maintain positions in money market instruments.

Robert Levenson             Sally Ann Talarico           Howard Smith

Portfolio Manager

  Portfolio Manager            Portfolio Manager

The Russell 2000® Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   The NASDAQ 100® Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The U.S. Treasury Bond Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns.

The performance data quoted here represents past performance.  Current performance may be lower or higher than the performance data quoted above.  Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  Past performance is no guarantee of future results.  The Portfolio's total gross annual operating expenses, including underlying fund expenses, is 2.55%.

Index returns do not reflect a deduction for fees, expenses, or taxes.  Investors cannot invest directly in an index.

The composite index is comprised of 50% U.S. Treasury Bond Index, 30% NASDAQ 100® Index and 20% Russell 2000® Index.

Investors should consider the investment objectives, risks, charges and expenses of the Changing Parameters Portfolio carefully before investing.  The prospectus contains this and other information about the Portfolio and should be read carefully before investing.  A prospectus for this Portfolio can be obtained by calling 650-327-7705.

Changing Parameters Portfolio

PERFORMANCE OF A $10,000 INVESTMENT (Unaudited)

Since Inception through December 31, 2007*

Non-Annualized Total Returns as of December 31, 2007
Since Inception*
Changing Parameters Portfolio	1.10%
Lehman Long Treasury Index	5.29%
Changing Parameters Portfolio Blended Benchmark**	0.83%

______________

  * The Portfolio commenced operations on October 2, 2007.

**  The Changing Parameters Portfolio Blended Benchmark consists of 50% Lehman Long Treasury Index, 30% NASDAQ 100 Index and 20% Russell 2000 Index.

The Lehman Long Treasury Index is an index created by using the longest maturity U.S. Treasury Bond and taking the percent daily total returns. Investors cannot invest directly in an index or benchmark. The NASDAQ 100 Index is an unmanaged modified capitalization-weighted index composed of 100 of the largest non-financial companies listed on The NASDAQ Stock Market (“NASDAQ”).  The Russell 2000 Index is an unmanaged index that is a widely recognized indicator of small-capitalization company performance.   Index and Portfolio performance are calculated assuming reinvestment of all dividends and distributions.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost.  The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund’s shares.

PORTFOLIO COMPOSITION as of December 31, 2007

% of Net Assets
Short-Term Investments	98.55%
Money Market Fund	98.55%
Other Assets less Liabilities	1.45%
Total Net Assets	100.00%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Portfolio’s holdings.

Changing Parameters Portfolio
PORTFOLIO OF INVESTMENTS
December 31, 2007

	Shares	Market Value
SHORT TERM INVESTMENTS - 98.55%
MONEY MARKET FUND - 98.55%
Milestone Treasury Obligation
Portfolio - Institutional Class, 3.22%+	8,012,851	$ 8,012,851
(Cost $8,012,851)

TOTAL INVESTMENTS (Cost $8,012,851)- 98.55%		8,012,851
Other assets less liabilities- 1.45%		117,550
NET ASSETS- 100.00%		$ 8,130,401
_________
+ Reflects yield at December 31, 2007.

	Number of	Unrealized
FUTURES CONTRACTS	Contracts	Depreciation
Nasdaq 100 E-Mini Future Contracts maturing
March 2008 (Underlying Face Amount at
Value $2,104,750)	50	$ (37,864)
TOTAL FUTURES CONTRACTS		$ (37,864)

Changing Parameters Portfolio
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2007

Assets:
Investments in Securities at Market Value (identified cost $8,012,851)	$ 8,012,851
Deposit with Broker	130,000
Due from Adviser	20,970
Interest Receivable	26,098
Total Assets	8,189,919

Liabilities:
Due to Broker- Variation Margin	20,250
Payable for Fund Shares Redeemed	463
Accrued Distribution Fees	6,950
Accrued Administration Fees	2,557
Accrued Custody Fees	3,477
Accrued Fund Accounting Fees	2,372
Accrued Transfer Agent Fees	1,683
Other Accrued Expenses	21,766
Total Liabilities	59,518

Net Assets (Unlimited shares of no par value authorized;
804,016 shares of beneficial interest outstanding)	$ 8,130,401

Net Asset Value, Offering and Redemption Price Per Share
($8,130,401 / 804,016 shares of beneficial interest outstanding)	$ 10.11

Composition of Net Assets:
At December 31, 2007, Net Assets consisted of:
Paid-in-Capital	$ 8,010,996
Undistributed Net Investment Income	39,925
Accumulated Net Realized Gains on Investments	117,344
Net Unrealized Depreciation on Futures Contracts	(37,864)
Net Assets	$ 8,130,401

Changing Parameters Portfolio
STATEMENT OF OPERATIONS
For the Period October 2, 2007* through December 31, 2007

Investment Income:
Interest Income	$ 87,429

Expenses:
Investment Advisory Fees	31,862
Legal Fees	17,931
Audit Fees	15,500
Distribution Fees	9,559
Administration Fees	7,890
Fund Accounting Fees	5,597
Transfer Agent Fees and Expenses	3,692
Custody Fees	3,477
Chief Compliance Officer Fees	2,711
Insurance Expense	2,466
Printing Expenses	1,850
Trustees' Fees	444
Miscellaneous Expenses	493
Total Expenses	103,472
Less: Expenses Waived/Reimbursed by Adviser	(55,968)

Net Expenses	47,504

Net Investment Income	39,925

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain on Futures Contracts	117,344
Net Change in Unrealized Depreciation on Futures Contracts	(37,864)
Net Realized and Unrealized Gain on Investments	79,480

Net Increase in Net Assets Resulting From Operations	$ 119,405
____
*Commencement of Operations

Changing Parameters Portfolio
STATEMENT OF CHANGES IN NET ASSETS
For the Period October 2, 2007* through December 31, 2007

Operations:
Net Investment Income	$ 39,925
Net Realized Gain on Futures Contracts	117,344
Net Change in Unrealized Depreciation on Futures Contracts	(37,864)
Net Increase in Net Assets
Resulting From Operations	119,405

Beneficial Interest Transactions:
Proceeds from Shares Issued (1,093,892 shares)	10,949,976
Cost of Shares Redeemed (289,876 shares)	(2,938,980)
Total Beneficial Interest Transactions	8,010,996

Increase in Net Assets	8,130,401

Net Assets:
Beginning of Period	-
End of Period	$ 8,130,401

Undistributed Net Investment Income at End of Period	$ 39,925
_______
*Commencement of Operations

Changing Parameters Portfolio
FINANCIAL HIGHLIGHTS
For the Period October 2, 2007* through December 31, 2007

The table below sets forth financial data for one share of capital stock outstanding throughout the period.

Net Asset Value, Beginning of Period	$ 10.00
Increase From Operations:
Net investment income (a)	0.05
Net gain from securities
(both realized and unrealized)	0.06
Total from operations	0.11

Net Asset Value, End of Period	$ 10.11

Total Return (b)	1.10%

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 8,130
Ratio of expenses to average net assets:
Before expense reimbursement	4.88%	(c)
Net of expense reimbursement	2.25%	(c)
Ratio of net investment income to average net assets:
Before expense reimbursement	(0.75)%	(c)
Net of expense reimbursement	1.88%	(c)
Portfolio turnover rate	0%
__________
*Commencement of Operations
(a) Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(b) Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized.
(c) Annualized.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS

December 31, 2007_____________________________________________________________________________________________________________________________

1.

ORGANIZATION

Changing Parameters Portfolio (the “Portfolio”) is a series of shares of beneficial interest of the Northern Lights Variable Trust (the “Trust”), a Delaware statutory trust organized on November 4, 2005.  The Portfolio is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a non-diversified, open-end management investment company. The Portfolio is an investment vehicle for variable annuity contracts and flexible premium variable life insurance policies, qualified pension and retirement plans and certain unregistered separate accounts. The investment objective of the Portfolio is total return. The Portfolio commenced operations on October 2, 2007.

2.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  These policies are in conformity with principles generally accepted in the United States of America.

Security Valuation – The Portfolio’s securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”).  If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.  Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange.  Short-term investments that mature in 60 days or less are valued at amortized cost, provided such valuations represent fair value.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees (the “Board”) in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis.  Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.  Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.  Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Futures Contracts – The Portfolio may use futures contracts to enhance yield and to potentially reduce transaction costs.  Upon entering into a futures contract with a broker, the Portfolio is required to deposit in a segregated account a specified amount of cash or U.S. government securities.  Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account.  Daily, the Portfolio receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account.  When a contract is closed, the Portfolio recognizes a realized gain or loss.  Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities.  Futures contracts outstanding at period end are listed after the Portfolio’s portfolio of investments.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007_____________________________________________________________________________________________________________________________

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio.  Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the portfolios in the Trust.

Federal Income Taxes – The Portfolio intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders.  Accordingly, no provision for Federal income taxes is required in the financial statements.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date.  The Portfolio will declare and pay net realized capital gains, if any,  annually.  The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Portfolio enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  A Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolio that has not yet occurred.  However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

New Accounting Pronouncements – On July 13, 2006, The Financial Accounting Standards Board (“FASB”) released FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (“FIN 48”).  FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing a Portfolio’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year.  The adoption of FIN 48 had no impact on the Portfolio’s net assets or results of operations.

In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.  As of December 31, 2007, the Changing Parameters Portfolio does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported on the statement of changes in net assets for a fiscal period.

Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007_____________________________________________________________________________________________________________________________

3.

ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Advisory Fees – Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), investment advisory services are provided to the Portfolio by Changing Parameters, LLC (the “Adviser”). Under the terms of the Advisory Agreement, the Adviser receives monthly fees calculated at an annual rate of 1.50% of the average daily net assets of the Portfolio. For the period ended December 31, 20071, the Adviser earned $31,862 in advisory fees.

The Adviser has contractually agreed, at least until December 31, 2008, to limit the Portfolio’s total operating expenses, other than extraordinary or non-recurring expenses, by reducing all or a portion of its fees and reimbursing the Portfolio, so that its ratio of annual expenses to average net assets will not exceed 2.25%.  Fees waived or expenses reimbursed may be recouped by the Adviser for a period up to three years from the date the fee or expense was waived or reimbursed.  However, no recoupment payment will be made if it would result in the Portfolio exceeding the contractual expense limitation described above.  For the period ended December 31, 20071, the Adviser waived advisory fees and reimbursed expenses totaling $55,968 to the Portfolio, all of which is subject to recapture through December 31, 2010.

The Portfolio has entered into separate servicing agreements with Gemini Fund Services, LLC (“GFS”), whereby GFS will provide administrative, fund accounting, transfer agency and custody administration services to the Portfolio.  Agreements are as follows:

Administration – The Portfolio pays GFS a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints.  The Portfolio also pays GFS for any out-of-pocket expenses.   Fees are billed monthly and are equal to the greater of the annual minimum or the basis point fees.  The annual minimum is $32,000 and the basis point fees are:

10 basis points or 0.10% per annum on the first $100 million in net assets

  8 basis points or 0.08% per annum on the next $150 million in net assets

  6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting – Total charges for Fund Accounting services include fees and out-of-pocket expenses.  The Portfolio pays GFS a base annual fee of $19,200 plus a basis point fee in decreasing amounts as Portfolio assets reach certain breakpoints, as follows:

  2 basis points or 0.02% on net assets of $25 million to $100 million

  1 basis point or 0.01% on net assets greater than $100 million

Transfer Agent – For the services rendered by GFS, in its capacity as transfer agent, the Portfolio pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The Fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $12,000 and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

The expenses incurred by the Portfolio for such services provided by GFS are disclosed in the Statement of Operations.

Custody Administration –  Pursuant to the terms of the Portfolio’s Custody Agreement with Bank of New York (the “Custody Agreement”), the Portfolio pays an asset-based custody fee in decreasing amounts as Portfolio assets reach certain breakpoints. The Portfolio also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Agreement. GFS receives a portion of these fees for performing certain custody administration services.

1 From October 2, 2007 (commencement of operations) through December 31, 2007.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007_____________________________________________________________________________________________________________________________

The Custody fees listed in the Statement of Operations would include the fees paid to GFS as Custody Administrator if any were incurred.  For the period ended December 31, 20071, GFS did not collect any fees for providing such services.

A Trustee and certain officers of the Portfolio are also officers of GFS, and are not paid any fees directly by the Portfolio for serving in such capacities.  In addition, certain affiliates of GFS provide ancillary services to the Portfolio as follows:

Fund Compliance Services, LLC (“FCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between FCS and the Trust. Under the terms of such agreement, FCS receives from the Portfolio an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the period ended December 31, 20071, the Portfolio incurred expenses of $2,711 for compliance services pursuant to the Trust’s Agreement with FCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Portfolio on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the period ended December 31, 20072, GemCom received $142 for providing such services.

Trustees – The Portfolio pays each Trustee who is not affiliated with the Trust or Adviser a per meeting fee of $150. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees.  None of the executive officers receive compensation from the Trust.

4.

DISTRIBUTION PLAN

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides for a monthly service and/or distribution fee at an annual rate of up to 0.50% which is calculated by the Portfolio on its average daily net assets. Currently, the Board has authorized the Portfolio to pay 12b-1 fees at an annual rate of up to 0.45%, which is paid to Jefferson National Life Insurance Company, pursuant to a Distribution and Shareholder Services Agreement, for sales and promotional activities and services.

5.

INVESTMENT TRANSACTIONS

There were no costs from security purchases or proceeds from the sale of securities, other than short-term securities, for the period ended December 31, 20071.  The cost basis of securities for federal income tax purposes was $0.  Gross unrealized appreciation and depreciation on investments as of December 31, 2007 aggregated $0 and $0, respectively.

6.          CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of the control of the Fund, under section 2(a) 9 of the Act. As of December 31, 2007, Jefferson National Life Insurance Company held 100% of the voting securities of the Changing Parameters Portfolio.  The Trust has no knowledge as to whether all or any portion of the shares owned of record by Jefferson National Life Insurance Company are also owned beneficially.

2 From October 2, 2007 (commencement of operations) through December 31, 2007.

Changing Parameters Portfolio

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2007____________________________________________________________________________________________________________________________

7.

TAX INFORMATION

As of December 31, 2007, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$ 82,095
Undistributed long-term capital gain	47,688
Total distributable earnings	$129,783
Other book/tax differences	(10,378)
Unrealized appreciation	—
Total accumulated earnings	$119,405

The difference between book basis and tax basis distributable earnings is due primarily to different treatments of unrealized depreciation on futures contracts.

8.

 UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

In an effort to achieve its investment objective, the Portfolio has invested a portion of its assets in Milestone Funds Treasury Obligation Portfolio (“Milestone”), a registered open-end management investment company, from time-to-time. The Portfolio may redeem its investment from Milestone at any time if the Adviser determines that it is in the best interest of the Portfolio and its shareholders to do so.

The performance of the Portfolio may be directly affected by the performance of Milestone.  The financial statements of Milestone, including its portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Portfolio’s financial statements.  As of December 31, 2007, the Portfolio had 98.55% of its net assets invested in Milestone.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Changing Parameters Portfolio and

Board of Trustees of Northern Lights Variable Trust

We have audited the accompanying statement of assets and liabilities of Changing Parameters Portfolio, a series of Northern Lights Variable Trust, including the portfolio of investments, as of December 31, 2007, and the related statements of operations and changes in net assets and the financial highlights for the period October 2, 2007 (commencement of operations) through December 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of December 31, 2007 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Changing Parameters Portfolio as of December 31, 2007, the results of its operations, the changes in its net assets and its financial highlights for the period October 2, 2007 through December 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania

February  14, 2008

Changing Parameters Portfolio

TRUSTEES AND OFFICERS (Unaudited)

December 31, 2007

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

Independent Trustees
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*
L. Merrill Bryan (63) Trustee since 2005 Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	31

Anthony J. Hertl (57)

Trustee since 2005

Consultant to small and emerging businesses since 2000; Retired in 2000 as Vice President of Finance and Administration of Marymount College, Tarrytown, New York where he served in this capacity for four years. Prior thereto, he spent thirteen years at Prudential Securities in various management capacities including Chief Financial Officer – Specialty Finance Group, Director of Global Taxation and Capital Markets Controller.  Mr. Hertl is also a Certified Public Accountant.

Other Directorships: AdvisorOne Funds; Satuit Capital Management Trust; XTF Advisors Trust; XTF Investors Trust.

31
Gary W. Lanzen (53) Trustee since 2005 Chief Investment Officer since 2006, formerly President, Orizon Investment Counsel, LLC; Founding Partner, Orizon Group, Inc. (a financial services company). Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust.	31
Mark Taylor (43) Trustee since 2007 Professor (John P. Begley Endowed Chair in Accounting), Creighton University since 2002. Other Directorships: Lifetime Achievement Mutual Fund (Director and Audit Committee Chairman)	31
Interested Trustees and Officers
Michael Miola** (55) Trustee since 2005 Chief Executive Officer and Manager of Gemini Fund Services, LLC; Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Orion Advisor Services, LLC, CLS Investment Firm, LLC, GemCom, LLC, Fund Compliance Services, LLC. Other Directorships: AdvisorOne Funds; XTF Advisors Trust; XTF Investors Trust, Constellation Trust Co.	31

Changing Parameters Portfolio

TRUSTEES AND OFFICERS (Unaudited) (Continued)

December 31, 2007

Interested Trustees and Officers (Continued)
Name (Age) Address Position held with the Fund Principal Occupations and Other Directorships During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee*

Andrew Rogers (38)

450 Wireless Blvd.; Hauppauge, NY  11788

President since June 2006

President and Manager, Gemini Fund Services, LLC (since March 2006); formerly Senior Vice President and Director of Administration (2001- 2005); Manager, Fund Compliance Services, LLC (since March 2006); Manager (since March 2006) and President (since 2004), GemCom LLC.

N/A

Emile R. Molineaux (45)

450 Wireless Blvd.; Hauppauge, NY  11788

Secretary since 2005

General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Vice President, Fund Compliance Services, LLC  (2003 – Present); In-house Counsel, The Dreyfus Funds (1999 – 2003)

N/A

Kevin E. Wolf (38)

450 Wireless Blvd.; Hauppauge, NY  11788

Treasurer since June 2006

Director of Fund Administration, Gemini Fund Services, LLC (2006 – Present); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (2004 - Present); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

N/A

Lynn Bowley (48)

Chief Compliance Officer since June 2007

Compliance Officer of Fund Compliance Services, LLC (2006-Present); Vice President of Investment Support Services for Mutual of Omaha Companies (2004-2006); First Vice President of  Product Accounting and Reporting for Mutual of Omaha Companies (1998-2004).

N/A

*The Trust is comprised of numerous portfolios managed by unaffiliated investment advisors.  The term “Fund Complex” refers to the Northern Lights Fund Trust and Northern Lights Variable Trust.  The Fund does not hold itself out as related to any other series within the Trust for investment purposes, nor do they share the same investment advisor with any other series.

**Michael Miola is an "interested person" of the Trust as that term is defined under the 1940 Act, because of his affiliation with  Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Fund Compliance Services, LLC (the Trust’s compliance service provider).

The Portfolio’s Statement of Additional Information includes additional information about the Trustees and is available free of charge, upon request, by calling toll-free at 1-866-618-3456.

Changing Parameters Portfolio

DISCLOSURE OF PORTFOLIO EXPENSES (Unaudited)

December 31, 2007

As a shareholder of the Portfolio you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Portfolio operating expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.  Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses:  The first line of the table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes:  The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Portfolio and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other Portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (10/2/07*)	Ending Account Value (12/31/07)	Expenses Paid During the Period** (10/2/07 to 12/31/07)
Actual	$1,000.00	$1,011.00	$ 5.64
Hypothetical (5% return before expenses)	$1,000.00	$1,013.86	$11.42

___________

  *Commencement of operations.

**Actual Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 91 days and divided by 365 (to reflect the number of days in the period).  Hypothetical Expenses Paid During Period are equal to the Portfolio’s annualized expense ratio of 2.25%, multiplied by the average account value over the period, multiplied by 184 days and divided by 365 (to reflect the number of days in the six month period ending December 31, 2007).

ADDITIONAL INFORMATION (Unaudited)

FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN APPROVING THE INVESTMENT ADVISORY AGREEMENT

In connection with a regular Board meeting held on February 19, 2007 (the “Meeting”), the Board, including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the approval of an investment advisory agreement (the “Agreement”) between the Trust and The Changing Parameters LLC (“CP” or the “Advisor”), on behalf of the Changing Parameters Portfolio, (the “Portfolio”).  In considering the Agreement, the Board interviewed the Advisor and received materials specifically relating to the Agreement.  These materials included: (a) information on the investment performance of the Advisor, a peer group of funds and appropriate indices with respect to the existing accounts of the Advisor; (b) arrangements in respect of the distribution of the Portfolio’s shares; and (c) the resources available with respect to compliance with the Portfolio’s investment policies and restrictions and with policies on personal securities transactions.  Additional information was furnished by the Advisor including information on (a) the overall organization of the Advisor, (b) investment management staffing, and (c) the financial condition of the Advisor.

In their consideration of the Agreement, the Board members, including the Independent Trustees, did not identify any single factor as controlling, and the following summary does not detail all the matters considered. Matters considered by the Board, including the Independent Trustees, in connection with its approval of the Agreement include the following:

Nature, Extent and Quality of Services.   A presentation was given by a representative of the Advisor regarding the Advisor's investment style and approach, as well as the Portfolio’s investment strategies.  The Trustees discussed with a representative of CP the Advisor's projections for growing the Portfolio and the manner in which the Portfolio will be distributed.  The Trustees concluded that the Advisor was sufficiently well capitalized to meet its obligations to the Portfolios.

Performance.  Because the Portfolios have not yet commenced operations, the Trustees could not consider the investment performance of the Portfolios; however, the Board, including the Independent Trustees, considered the nature and extent of the Advisor’s past performance with its existing accounts, as well as other factors relating to the Advisor’s track record.

Fees and Expenses.  The Board noted that the Advisor would charge a 1.50% annual advisory fee based on the Portfolio’s average net assets.  The Trustees then discussed the proposed active management strategy of the Portfolio and the overall duties of the Advisor.  The Board meeting materials included information regarding the estimated Portfolio expense ratio, and expense ratios of a peer group of funds.  The Board reviewed the contractual arrangements by which the Advisor has agreed to reduce its fees and/or absorb expenses of the Portfolio, at least until December 31, 2008, to ensure that Net Annual Portfolio Operating Expenses, exclusive of certain specified expenses, will not exceed 2.25%. The Trustees concluded that the Portfolio’s advisory fees were reasonable in light of the services the Portfolio expected to receive from the Advisor.

Economies of Scale and Profitability. The Board, including the Independent Trustees, concluded that it was not anticipated that the assets of the Portfolio would, in the near term, be substantial enough to generate economies of scale or result in excess profitability.

Conclusion. Having requested and received such information from the Advisor as the Board believed to be reasonably necessary to evaluate the terms of the proposed Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structures are fair and reasonable and that approval of the Agreement is in the best interests of the Trust and the Portfolios’ shareholders, and unanimously approved the proposed Advisory Agreement.

FINANCIAL STATEMENTS OF UNDERLYING FUNDS

As discussed in Note 6 to the financial statements of Changing Parameters Portfolio, the following pages include the financial statements of the aforementioned underlying fund, The Milestone Funds Treasury Obligations Portfolio (“Milestone”).   The November 30, 2007 annual report, along with the report of the independent registered public accounting firm, is included in the Milestone Funds’ N-CSR filing dated February 7, 2008, available at ‘www.sec.gov’.  Following the annual report, the reader will find an unaudited balance sheet and an unaudited portfolio of holdings for Milestone as of December 31, 2007.

The Milestone Funds

Treasury Obligations Portfolio

PORTFOLIO HOLDINGS* as of 12/31/07

SECURITY / COLLATERAL DESCRIPTION	MATURITY DATE	PAR AMOUNT
REPURCHASE AGREEMENTS (Repo)		
Ovemight Treasury Repo, Lehman Brothers Inc.	01/02/2008	139,900,000
Ovemight Treasury Repo, Deutsche Bank Securities Inc.	01/02/2008	450,000,000
Ovemight Treasury Repo, Deutsche Bank Securities Inc.	01/02/2008	213,000,000
Ovemight Treasury Repo, Deutsche Bank Securities Inc.	01/02/2008	200,000,000
Ovemight Treasury Repo, Bear, Stearns & Co., Inc.	01/02/2008	1,125,000,000
Ovemight Treasury Repo, Credit Suisse First Boston Inc.	01/02/2008	50,000,000
Term Treasury Repo, UBS Securities LLC.	01/02/2008	25,000,000
Term Treasury Repo, UBS Securities LLC.	01/02/2008	25,000,000
Term Treasury Repo, UBS Securities LLC.	10/15/2007	25,000,000
		2,252,900,000
TREASURY NOTES		
		0
TREASURY BILLS		
US Treasury Bill 01/03/2008	01/03/2008	50,000,000
US Treasury Bill 02/14/2008	02/14/2008	10,000,000
US Treasury Bill 03/20/2008	03/20/2008	10,000,000
US Treasury Bill 05/12/2008	05/12/2008	5,000,000
US Treasury Bill 06/19/2008	06/19/2008	15,000,000
		90,000,000
TOTAL		***2,342,900,000***

Money market funds are sold without a front-end sales charge or contingent deferred sales charge. Other fees and expenses apply to an investment in the Fund and are described in the Fund's current Prospectus.

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

The Funds are distributed by ALPS Distributors, Inc. Member FINRA.

This information is highly confidential and has been prepared in response to a request from an institutional investor. It is not for further distribution. This material must be preceded or accompanied by a current prospectus. To request a prospectus please call ***1-800-941-MILE (6453).***

* *This information is excerpted from Fund Accounting and Internal Management Reports.*

MIL000118 Expires 12/31/08

Milestone Capital Management

The Milestone Funds

ASSETS:	
Investments, at value (Cost $89,594,885) (note 1)	$ 89,594,885
Repurchase agreements, at value and cost (note 1)	2,252,900,000
Cash	49,942
Interest receivable	2,374,960
Prepaid expenses	3,838
Total assets	2,344,923,625
LIABILITIES:	
Dividends payable	7,178,041
Advisory fee payable	193,467
Shareholder service fee payable	116,111
Administration fee payable	68,915
Distribution fee payable — Premium & Administrative Shares	89,380
Accrued expenses	301,889
Total liabilities	7,947,803
NET ASSETS	$ 2,336,975,822
NET ASSETS BY CLASS OF SHARES:	
Investor Shares	$ 263,929,364
Institutional Shares	1,221,374,081
Financial Shares	651,071,129
Premium Shares	92,691,585
Administrative Shares	107,909,663
NET ASSETS	$ 2,336,975,822
SHARES OUTSTANDING:	
Investor Shares	263,896,006
Institutional Shares	1,221,237,232
Financial Shares	651,106,882
Premium Shares	92,728,894
Administrative Shares	107,909,023
NET ASSET VALUE PER SHARE	$ 1.00
COMPOSITION OF NET ASSETS:	
Shares of beneficial interest	$ 2,336,872,729
Accumulated net realized gain	103,093
NET ASSETS	$ 2,336,975,822

_____________________________________________________________________________________________________________________________________________

Investment Adviser

Changing Parameters, LLC

250 Oak Grove Avenue, Suite A

Menlo Park, CA 94025

Legal Counsel

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Independent Auditors

Briggs, Bunting & Dougherty, LLP

2 Penn Center Plaza, Suite 820

Philadelphia, PA 19102

Transfer Agent

Gemini Fund Services, LLC

4020 South 147th Street, Suite 2

Omaha, NE 68137

Administrator

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, NY 11788

Custodian

The Bank of New York

One Wall Street

New York, NY 10286

_____________________________________________________________________________________________________________________________________________________________________

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the most recent 12-month period ending June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330).  The information on Form N-Q is available without charge, upon request, by calling 1-866-618-3456.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The board of directors of the Fund has determined that Anthony J. Hertl and Mark Taylor are independent trustees that qualify as audit committee financial experts.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2007 - $13,000

(b)

Audit-Related Fees

2007 - N/A

(c)

Tax Fees

2007 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2007 - N/A

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2007

Audit-Related Fees:

0.00%

Tax Fees:

0.00%

All Other Fees:

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2007 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith. Not-not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Variable Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/5/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/5/08

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

3/5/08